Note 7 Effect offsetting for derivatives and securities operation (Details) - EUR (€) € in Millions		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Classes of assets [Domain]
Effect of offsetting for derivatives and securities operation [Line Items]
Gross financial assets subject to offsetting, enforceable master netting arrangements or similar agreements		€ 110,924	€ 124,869	€ 99,465
Gross financial assets set off against financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements		27,759	8,866	10,554
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position		83,165	116,003	88,911
Financial instruments gross amount not offset in the consolidated balance sheets		73,405	105,151	78,088
Cash collateral received pledged gross amount not offset in the consolidated balance sheets		9,566	9,532	9,824
Net amount	[1]	194	1,320	998
Classes of liabilities [domain]
Effect of offsetting for derivatives and securities operation [Line Items]
Gross financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements		131,818	149,456	106,149
Gross financial liabilities set off against financial assets subject to offsetting, enforceable master netting arrangements or similar agreements		27,759	8,866	10,554
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position		104,059	140,590	95,594
Financial instruments gross amount not offset in the consolidated balance sheets		95,943	132,274	83,729
Cash collateral received pledged gross amount not offset in the consolidated balance sheets		7,658	7,013	9,576
Net amount	[1]	458	1,303	2,290
Derivatives [member] | Classes of assets [Domain]
Effect of offsetting for derivatives and securities operation [Line Items]
Gross financial assets subject to offsetting, enforceable master netting arrangements or similar agreements		45,523	44,641	52,354
Gross financial assets set off against financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements		8,362	8,866	10,554
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position		37,161	35,775	41,800
Financial instruments gross amount not offset in the consolidated balance sheets		27,446	25,171	31,019
Cash collateral received pledged gross amount not offset in the consolidated balance sheets		9,566	9,532	9,824
Net amount	[1]	148	1,072	957
Derivatives [member] | Classes of liabilities [domain]
Effect of offsetting for derivatives and securities operation [Line Items]
Gross financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements		43,924	44,536	51,767
Gross financial liabilities set off against financial assets subject to offsetting, enforceable master netting arrangements or similar agreements		8,362	8,866	10,554
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position		35,562	35,670	41,213
Financial instruments gross amount not offset in the consolidated balance sheets		27,446	27,354	31,028
Cash collateral received pledged gross amount not offset in the consolidated balance sheets		7,658	7,013	8,990
Net amount	[1]	458	1,303	1,195
Reverse repurchase securities borrowing and similar agreements [Member] | Classes of assets [Domain]
Effect of offsetting for derivatives and securities operation [Line Items]
Gross financial assets subject to offsetting, enforceable master netting arrangements or similar agreements		65,401	80,227	47,111
Gross financial assets set off against financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements		19,397	0	0
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position		46,005	80,227	47,111
Financial instruments gross amount not offset in the consolidated balance sheets		45,959	79,980	47,069
Cash collateral received pledged gross amount not offset in the consolidated balance sheets		0	0	0
Net amount	[1]	46	248	41
Repurchase securities lending and similar agreements [Member] | Classes of liabilities [domain]
Effect of offsetting for derivatives and securities operation [Line Items]
Gross financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements		87,893	104,920	54,382
Gross financial liabilities set off against financial assets subject to offsetting, enforceable master netting arrangements or similar agreements		19,397	0	0
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position		68,497	104,920	54,382
Financial instruments gross amount not offset in the consolidated balance sheets		68,497	104,920	52,701
Cash collateral received pledged gross amount not offset in the consolidated balance sheets		0	0	586
Net amount	[1]	€ 0	€ 0	€ 1,095

[1]	(1) It corresponds to the aggregation of the net amounts presented in the balance sheet, less the gross amount which is not offset in the balance sheet, corresponding to each Group entity that records a deficit in this regard